Significant Accounting Policies (Details)	12 Months Ended
Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, depreciation method	straight-line method
Computer hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	4 years
Fixtures, furniture, and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Signs [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful life	5 years